TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2013
TRANSACTIONS WITH RELATED PARTIES [Abstract]
Schedule of Transactions with TAT Industries
Transactions with TAT Industries:

	Year ended December 31,
	2013	2012	2011

Management fees (1)	$29	$50	$50
Lease expenses (2)	$424	$416	$408

(1)
According to the agreement between TAT and TAT Industries, TAT Industries will pay the Company an annual management fee in the amount of $50. The management fees are recorded as a reduction of general and administration expenses. Such services provided to TAT Industries until the purchase of TAT's shares by FIMI Funds on August 7, 2013 (see also note 1).

(2)
During 2000, TAT entered into a lease agreement with TAT Industries, pursuant to which the Company leases from TAT Industries approximately 344,000 square feet, including 90,000 square feet of manufacturing, office and storage space, for a period of 24 years and eleven months for an annual rental fee which is subject to revaluation every fifth year by a real estate appraiser, with an additional incremental payment of 2% per year.

In 2010, following a revaluation by a real estate appraiser, the rental fee was increased to $400 per year with an additional incremental payment of 2% per year. The rental fee will be revaluated again in 2015 (the "Next Revaluation"). The Company's Audit Committee has reapproved the said agreement until the Next Revaluation.

Schedule of Balances with Related Parties
Balances with related parties:

	December 31,
	2013	2012
TAT Industries - current asset (1)	$-	$54
FAVS - current asset	5	-
Total asset	$5	$54

Bental Non-controlling interest - current liability	$-	$(60)
FAVS - current liability	-	(29)
Isal Amlat Investment (1993) Ltd.	-	(23)
Total liability	$-	$(112)

(1)	Results from certain expenses incurred by TAT Industries and borne by the Company. The debt bears interest at the rate equal to the interest rate agreed between TAT Industries and its lending banks.

Schedule of Transactions with Related Parties
Transactions with related parties:

	Year ended December 31,
	2013	2012	2011

Management fees to shareholders (see item e below)	$-	$359	$400